Income Taxes (Tables) - Cypress Holdings Inc And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Line Items]
Schedule of Components of Pretax Loss Attributable to Domestic and Foreign Operations
The components of pretax loss attributable to domestic and foreign operations are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Domestic	$(15,117)	$(270,428)	$(51,102)
Foreign	(6,438)	(7,205)	(6,952)

Pretax loss	$(21,555)	$(277,633)	$(58,054)

Schedule of Components of Income Tax Benefit
The income tax benefit consists of the following (in thousands):

	Years Ended December 31,
	2020	2019	2018
Current provision (benefit):
Federal	$1,539	$13,685	$(1,083)
State	4,906	3,302	1,809

Total current provision	6,445	16,987	726

Deferred provision (benefit):
Federal	(7,536)	(67,874)	(11,699)
State	(3,588)	(16,406)	7,950
Foreign	(1,710)	(1,873)	(281)
Change in valuation allowance	1,710	1,873	281

Total deferred benefit	(11,124)	(84,280)	(3,749)

Total income tax benefit	$(4,679)	$(67,293)	$(3,023)

Summary of Effective Income Tax Rate Differs from the Federal Statutory Rate
The Company’s effective income tax rate differs from the federal statutory rate as follows (in thousands, except percentages):

	Year Ended		Year Ended		Year Ended
	December 31, 2020		December 31, 2019		December 31, 2018
Federal income tax benefit at statutory rate	$(4,527)	21.0%	$(58,303)	21.0%	$(12,191)	21.0%
State and local taxes-net of federal income tax effect	288	(1.3)	(13,797)	5.0	9,378	(16.2)
Impairment of goodwill	—	—	5,417	(2.0)	—	—
Foreign rate difference	(227)	1.1	(284)	0.1	(272)	0.5
Research and experimental credit	(3,058)	14.2	(2,401)	0.9	(1,926)	3.3
Other nondeductible expenses	812	(3.8)	441	(0.2)	445	(0.8)
Uncertain tax positions	589	(2.7)	574	(0.2)	230	(0.4)
Valuation allowance	1,572	(7.3)	1,926	(0.7)	1,480	(2.5)
Other—net	(128)	0.5	(866)	0.3	(167)	0.3

Income tax benefit	$(4,679)	21.7%	$(67,293)	24.2%	$(3,023)	5.2%

Schedule of Deferred Income Tax Assets and Liabilities
The approximate income tax effect of each type of temporary difference giving rise to deferred income tax assets and liabilities as of December 31, 2020 and 2019 was as follows (in thousands):

	2020	2019

Deferred income tax assets:
Accrued compensation	$7,020	$7,848
Net operating losses—foreign	9,347	7,637
Stock-based compensation	6,558	4,399
Research and experimental credit	2,005	1,352
Sales allowances and doubtful accounts	1,074	1,008
Capitalized acquisition costs	211	238
Net operating losses—domestic (state)	716	726
Disallowed interest expense	2,086	16,324
Interest rate swaps	4,685	1,301
Other	2,474	732

Total deferred income tax assets	36,176	41,565

Valuation allowance for deferred tax asset	(9,347)	(7,637)

Net deferred income tax assets	26,829	33,928

Deferred income tax liabilities:
Intangible asset amortization	331,941	354,628
Software, equipment and property depreciation and amortization	10,526	6,872
Deferred contract costs	6,710	5,900

Total deferred income tax liabilities	349,177	367,400

Net deferred income tax liabilities	$322,348	$333,472

Schedule of Change in Unrecognised Tax Benefits Excluding Interest and Penalties
The change in unrecognized tax benefits excluding interest and penalties for the years ended December 31, 2020 and 2019 was as follows (in thousands):

	2020	2019
Balance at beginning of year	$2,306	$1,508
Additions based on tax positions related to the current year	719	589
Additions based on true ups to tax positions of prior years	91	248
Reductions for tax positions of prior years	(71)	(39)

Balance at end of year	$3,045	$2,306

Summary of Major Jurisdictions Subject to Examination by the relevant Tax Auhtorities and Open Tax Years
With few exceptions, the major jurisdictions subject to examination by the relevant tax authorities and open tax years, stated as the Company’s fiscal years, are as follows:

Jurisdiction	Open Tax Years
US Federal	2017 - 2019
US States	2017 - 2019
China	2017 - 2019
Canada	2017 - 2019